UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.2%
Media - 9.3%
Charter Communications Inc., Class A Shares	123,291	$46,511,530	*
DISH Network Corp., Class A Shares	823,618	38,627,684	*
Time Warner Inc.	549,763	52,419,902
Twenty-First Century Fox Inc., Class B Shares	913,651	33,339,125

Total Media		170,898,241

Specialty Retail - 1.9%
Home Depot Inc.	169,883	34,129,495

TOTAL CONSUMER DISCRETIONARY		205,027,736

CONSUMER STAPLES - 8.3%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV, ADR	155,245	17,617,203

Food & Staples Retailing - 2.3%
CVS Health Corp.	528,603	41,595,770

Food Products - 1.0%
McCormick & Co. Inc., Non Voting Shares	173,924	18,917,713

Household Products - 0.9%
Kimberly-Clark Corp.	135,516	15,855,372

Tobacco - 3.2%
British American Tobacco PLC, ADR	335,816	22,869,069
Philip Morris International Inc.	332,099	35,610,976

Total Tobacco		58,480,045

TOTAL CONSUMER STAPLES		152,466,103

ENERGY - 11.3%
Energy Equipment & Services - 4.3%
Halliburton Co.	686,989	36,891,310
National-Oilwell Varco Inc.	509,209	18,677,786
Schlumberger Ltd.	329,790	24,265,948

Total Energy Equipment & Services		79,835,044

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	271,576	34,042,052
Exxon Mobil Corp.	366,415	31,988,029
Royal Dutch Shell PLC, ADR, Class A Shares	359,195	25,229,857
Suncor Energy Inc.	1,025,034	37,157,482

Total Oil, Gas & Consumable Fuels		128,417,420

TOTAL ENERGY		208,252,464

FINANCIALS - 29.0%
Banks - 15.3%
Bank of America Corp.	1,176,780	37,656,960
Citigroup Inc.	552,263	43,341,600
JPMorgan Chase & Co.	752,143	87,000,381
U.S. Bancorp	874,835	49,988,072
Wells Fargo & Co.	963,559	63,382,911

Total Banks		281,369,924

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - 3.4%
Bank of New York Mellon Corp.	424,175	$24,050,722
State Street Corp.	351,251	38,697,323

Total Capital Markets		62,748,045

Consumer Finance - 4.7%
American Express Co.	428,685	42,611,289
Capital One Financial Corp.	221,676	23,045,437
Synchrony Financial	540,203	21,435,255

Total Consumer Finance		87,091,981

Insurance - 5.6%
Marsh & McLennan Cos. Inc.	396,783	33,139,316
MetLife Inc.	356,977	17,159,885
Progressive Corp.	467,588	25,296,511
Travelers Cos. Inc.	183,547	27,517,366

Total Insurance		103,113,078

TOTAL FINANCIALS		534,323,028

HEALTH CARE - 11.9%
Biotechnology - 1.8%
Amgen Inc.	177,880	33,094,574

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	231,100	23,033,737
Anthem Inc.	195,922	48,559,267
UnitedHealth Group Inc.	116,210	27,516,204

Total Health Care Providers & Services		99,109,208

Pharmaceuticals - 4.7%
Johnson & Johnson	246,428	34,053,885
Merck & Co. Inc.	631,516	37,417,323
Novartis AG, ADR	175,361	15,793,012

Total Pharmaceuticals		87,264,220

TOTAL HEALTH CARE		219,468,002

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.0%
United Technologies Corp.	271,597	37,483,102

Industrial Conglomerates - 2.9%
Honeywell International Inc.	333,200	53,202,044

Machinery - 2.6%
Illinois Tool Works Inc.	269,190	46,750,227

TOTAL INDUSTRIALS		137,435,373

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.4%
Motorola Solutions Inc.	438,293	43,592,622

Electronic Equipment, Instruments & Components - 2.3%
TE Connectivity Ltd.	409,402	41,975,987

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Software - 3.9%
Microsoft Corp.		470,300	$44,683,203
Oracle Corp.		545,290	28,131,511

Total Software			72,814,714

Technology Hardware, Storage & Peripherals - 0.9%
Xerox Corp.		485,679	16,576,224

TOTAL INFORMATION TECHNOLOGY			174,959,547

MATERIALS - 6.9%
Chemicals - 2.3%
Air Products & Chemicals Inc.		119,308	20,087,888
PPG Industries Inc.		193,420	22,964,757

Total Chemicals			43,052,645

Construction Materials - 1.8%
Martin Marietta Materials Inc.		143,240	32,683,071

Containers & Packaging - 1.5%
Crown Holdings Inc.		491,865	28,552,763	*

Metals & Mining - 1.3%
Freeport-McMoRan Inc.		1,191,900	23,242,050	*

TOTAL MATERIALS			127,530,529

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.		198,706	29,348,876

UTILITIES - 1.3%
Multi-Utilities - 1.3%
Sempra Energy		226,980	24,291,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $948,574,241)			1,813,103,058

	RATE
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $26,940,602)	1.228%	26,940,602	26,940,602

TOTAL INVESTMENTS - 100.0% (Cost - $975,514,843)			1,840,043,660
Liabilities in Excess of Other Assets - (0.0)%			(96,027)

TOTAL NET ASSETS - 100.0%			$1,839,947,633

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,813,103,058	—	—	$1,813,103,058

Short-Term Investments†	26,940,602	—	—	26,940,602

Total Investments	$1,840,043,660	—	—	$1,840,043,660

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018